Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DIMENSIONAL INVESTMENT GROUP INC.
Entity Central Index Key	0000861929
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Company Portfolio
Class Name	Institutional
Trading Symbol	DFUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Large Company Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$4	0.08%1,[2]
[1],[2]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1],[2]
Net Assets	$ 11,597,287,000
Holdings Count | $ / shares	504
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$11,597,287
Number of Holdings	504
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. A	2.5%
Berkshire Hathaway, Inc. B	2.1%
Alphabet, Inc. A	2.0%
Broadcom, Inc.	1.9%
Tesla, Inc.	1.7%
Alphabet, Inc. C	1.6%

Sector Allocation (% of Total Investments)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%
[3],[4]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Value Portfolio
Class Name	Institutional
Trading Symbol	DFIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA International Value Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$15	0.29%1,2,[3]
[5],[6],[7]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[5],[6],[7]
Net Assets	$ 9,877,479,000
Holdings Count | $ / shares	515
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$9,877,479
Number of Holdings	515
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	4.0%
TotalEnergies SE	2.5%
Zurich Insurance Group AG	1.8%
Banco Santander SA	1.6%
Cie de Saint-Gobain SA	1.4%
Koninklijke Ahold Delhaize NV	1.2%
BASF SE	1.1%
Toronto-Dominion Bank	1.1%
Lloyds Banking Group PLC	1.1%
Novartis AG	1.1%

Top Countries (% of Total Investments)
Japan	21.0%
United Kingdom	12.5%
Canada	10.9%
France	10.8%
Switzerland	10.1%
Germany	8.6%
Australia	5.8%
Netherlands	4.5%
Spain	3.1%
Denmark	2.5%
[8],[9]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Fixed Income Portfolio
Class Name	Institutional
Trading Symbol	DFCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Two-Year Fixed Income Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$11	0.21%1,[2]
[10],[11]
Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[10],[11]
Net Assets	$ 117,132,000
Holdings Count | $ / shares	159
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$117,132
Number of Holdings	159
Portfolio Turnover Rate	28%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
Financials	38.5%
Foreign Government	29.7%
U.S. Government	27.3%
Energy	3.7%
Consumer, Cyclical	0.4%
Consumer, Non-cyclical	0.4%

Maturity Allocation (% of Total Investments)
Less than 1 Year	57.4%
1 to 3 Years	42.6%
[12]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA Two-Year Government Portfolio
Class Name	Institutional
Trading Symbol	DFYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA Two-Year Government Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.17%[1]
[13]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[13]
Net Assets	$ 138,006,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$138,006
Number of Holdings	23
Portfolio Turnover Rate	17%

Holdings [Text Block]

Sector Allocation (% of Total Investments)
U.S. Government	100.0%

Maturity Allocation (% of Total Investments)
Less than 1 Year	93.0%
1 to 3 Years	7.0%
[14]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Equity Portfolio
Class Name	Institutional
Trading Symbol	DGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Equity Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.25%1,[2]
[15],[16]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[15],[16]
Net Assets	$ 8,830,882,000
Holdings Count | $ / shares	6
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$8,830,882
Number of Holdings	6
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	52.9%
International Core Equity 2 Portfolio	19.2%
U.S. Core Equity 1 Portfolio	17.7%
Emerging Markets Core Equity 2 Portfolio	8.2%
DFA Real Estate Securities Portfolio	1.5%
DFA International Real Estate Securities Portfolio	0.5%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Allocation 60/40 Portfolio
Class Name	Institutional
Trading Symbol	DGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation 60/40 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.24%1,[2]
[17],[18]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[17],[18]
Net Assets	$ 3,474,754,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,474,754
Number of Holdings	12
Portfolio Turnover Rate	2%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
U.S. Core Equity 2 Portfolio	31.4%
DFA Selectively Hedged Global Fixed Income Portfolio	14.8%
International Core Equity 2 Portfolio	11.6%
U.S. Core Equity 1 Portfolio	10.5%
DFA Short-Term Extended Quality Portfolio	10.0%
DFA Global Core Plus Fixed Income Portfolio	5.2%
DFA Five-Year Global Fixed Income Portfolio	5.1%
Emerging Markets Core Equity 2 Portfolio	4.8%
DFA World ex U.S. Government Fixed Income Portfolio	2.7%
DFA Inflation-Protected Securities Portfolio	2.6%

Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Global Allocation 25/75 Portfolio
Class Name	Institutional
Trading Symbol	DGTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Allocation 25/75 Portfolio (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$12	0.24%1,[2]
[19],[20]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[19],[20]
Net Assets	$ 654,827,000
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$654,827
Number of Holdings	10
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Allocation (% of Total Investments)
DFA Short-Term Extended Quality Portfolio	29.9%
DFA Two-Year Global Fixed Income Portfolio	29.8%
U.S. Core Equity 2 Portfolio	13.2%
DFA Inflation-Protected Securities Portfolio	11.2%
International Core Equity 2 Portfolio	4.8%
U.S. Core Equity 1 Portfolio	4.4%
DFA World ex U.S. Government Fixed Income Portfolio	4.2%
Emerging Markets Core Equity 2 Portfolio	2.0%
DFA Real Estate Securities Portfolio	0.4%
DFA International Real Estate Securities Portfolio	0.1%
[21]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	DFA International Value Portfolio III
Class Name	Institutional
Trading Symbol	DFVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DFA International Value Portfolio III (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.24%1,2,[3]
[22],[23],[24]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[22],[23],[24]
Net Assets	$ 2,984,204,000
Holdings Count | $ / shares	515
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$2,984,204
Number of Holdings	515
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Shell PLC	4.0%
TotalEnergies SE	2.5%
Zurich Insurance Group AG	1.8%
Banco Santander SA	1.6%
Cie de Saint-Gobain SA	1.4%
Koninklijke Ahold Delhaize NV	1.2%
BASF SE	1.1%
Toronto-Dominion Bank	1.1%
Lloyds Banking Group PLC	1.1%
Novartis AG	1.1%

Top Countries (% of Total Investments)
Japan	21.0%
United Kingdom	12.5%
Canada	10.9%
France	10.8%
Switzerland	10.0%
Germany	8.6%
Australia	5.8%
Netherlands	4.5%
Spain	3.1%
Denmark	2.5%
[25],[26]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	U.S. Large Cap Value Portfolio III
Class Name	Institutional
Trading Symbol	DFUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the U.S. Large Cap Value Portfolio III (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$7	0.14%1,2,[3]
[27],[28],[29]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[27],[28],[29]
Net Assets	$ 3,508,894,000
Holdings Count | $ / shares	323
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$3,508,894
Number of Holdings	323
Portfolio Turnover Rate	4%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.7%
Exxon Mobil Corp.	4.1%
Berkshire Hathaway, Inc. B	2.7%
UnitedHealth Group, Inc.	2.3%
Johnson & Johnson	2.3%
Cisco Systems, Inc.	2.0%
Chevron Corp.	1.8%
AT&T, Inc.	1.6%
Wells Fargo & Co.	1.6%
Verizon Communications, Inc.	1.4%

Sector Allocation (% of Total Investments)
Financials	24.6%
Health Care	16.8%
Industrials	12.6%
Energy	12.0%
Information Technology	9.1%
Materials	7.4%
Communication Services	7.2%
Consumer Staples	5.5%
Consumer Discretionary	4.2%
Real Estate	0.6%
[30],[31]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center
Institutional
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio II
Class Name	Institutional
Trading Symbol	DFETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Portfolio II (the “Portfolio”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.dimensional.com/us-en/document-center. You can also request this information at no cost by contacting us collect at (512) 306-7400.
Additional Information Phone Number	(512) 306-7400
Additional Information Website	https://www.dimensional.com/us-en/document-center
Expenses [Text Block]
WHAT WERE THE Portfolio COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$18	0.36%1,2,[3]
[32],[33],[34]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[32],[33],[34]
Net Assets	$ 56,632,000
Holdings Count | $ / shares	2,180
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY Portfolio STATISTICS (as of April 30, 2025)

Net Assets (Thousands)	$56,632
Number of Holdings	2,180
Portfolio Turnover Rate	5%

Holdings [Text Block]

Top 10 Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9%
Tencent Holdings Ltd.	4.4%
Samsung Electronics Co. Ltd.	2.4%
Alibaba Group Holding Ltd.	2.3%
HDFC Bank Ltd.	0.9%
SK Hynix, Inc.	0.8%
Reliance Industries Ltd.	0.8%
ICICI Bank Ltd.	0.8%
PDD Holdings, Inc.	0.8%
Infosys Ltd.	0.7%

Top Countries (% of Total Investments)
China	25.4%
India	20.1%
Taiwan	17.9%
South Korea	10.5%
Brazil	3.8%
Saudi Arabia	3.8%
South Africa	2.9%
Mexico	1.9%
United Arab Emirates	1.8%
Malaysia	1.6%
[35],[36]
Updated Prospectus Web Address	https://www.dimensional.com/us-en/document-center

[1]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[2]
2	Annualized

[3]
Excludes short-term investments and collateral for loaned securities, if any.

[4]
Excludes short-term investments and collateral for loaned securities, if any.

[5]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[6]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[7]
3	Annualized

[8]
Excludes short-term investments and collateral for loaned securities, if any.

[9]
Excludes short-term investments and collateral for loaned securities, if any.

[10]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[11]
2	Annualized

[12]
Excludes cash investments and collateral for loaned securities, if any.

[13]
1	Annualized

[14]
Excludes cash investments and collateral for loaned securities, if any.

[15]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[16]
2	Annualized

[17]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[18]
2	Annualized

[19]
1	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[20]
2	Annualized

[21]
Excludes cash investments, if any.

[22]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[23]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[24]
3	Annualized

[25]
Excludes short-term investments and collateral for loaned securities, if any.

[26]
Excludes short-term investments and collateral for loaned securities, if any.

[27]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[28]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[29]
3	Annualized

[30]
Excludes short-term investments and collateral for loaned securities, if any.

[31]
Excludes short-term investments and collateral for loaned securities, if any.

[32]
1	The Portfolio is a feeder portfolio that pursues its objective by investing substantially all of its assets in a corresponding master series. The expense table reflects the direct expenses of the Portfolio and its allocated portion of the expenses of the master series.

[33]
2	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

[34]
3	Annualized

[35]
Excludes short-term investments and collateral for loaned securities, if any.

[36]
Excludes short-term investments and collateral for loaned securities, if any.